Accrued liabilities and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accrued liabilities and other current liabilities
Revenue sharing fees	¥ 778,407		¥ 810,718
Salaries and welfare	169,022		172,498
License fees and content cost	74,590		86,662
Payable for construction in progress	72,090		61,016
Marketing and promotion expenses	58,877		107,709
Bandwidth costs	44,096		87,818
Deposits from content providers, suppliers and advertising customers	41,400		18,867
Other taxes payable	34,652		32,154
Others	87,815		97,385
Total	¥ 1,360,949	$ 186,449	¥ 1,474,827